UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA SHORT-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004

[LOGO OF USAA]
   USAA(R)

                                 USAA SHORT-TERM
                                        BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                   S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   13

   Notes to Portfolio of Investments                                          24

   Financial Statements                                                       28

   Notes to Financial Statements                                              31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                        THE UNCERTAINTY ABOUT THE TIMING OF
                                     AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]      OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                        TWO MORE GOOD REASONS TO HAVE USAA
                                          HELPING YOU MANAGE YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

                                   1/31/04                           7/31/03
Net Assets                     $401.5 Million                    $380.3 Million
Net Asset Value Per Share           $9.09                             $9.05

                                   1/31/04                          7/31/03
Dollar-Weighted Average
  Portfolio Maturity              2.0 Years                        2.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04

7/31/03 TO 1/31/04*             1 YEAR             5 YEARS             10 YEARS
       2.13%                    4.29%               3.99%                4.91%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS        LIPPER SHORT        LIPPER SHORT
                     1-3 YEAR             INVESTMENT          INVESTMENT            USAA
                   GOVERNMENT/            GRADE BOND          GRADE DEBT         SHORT-TERM
                   CREDIT INDEX          FUNDS INDEX         FUNDS AVERAGE       BOND FUND
                  ---------------        ------------        -------------       ----------
 1/31/1994           $10000.00            $10000.00            $10000.00          $10000.00
 2/28/1994             9939.00              9944.01              9938.14            9908.03
 3/31/1994             9887.32              9868.49              9863.03            9834.69
 4/30/1994             9849.75              9830.08              9824.33            9810.73
 5/31/1994             9863.53              9841.15              9827.52            9801.42
 6/30/1994             9889.18              9848.96              9839.92            9811.83
 7/31/1994             9979.17              9905.60              9916.55            9891.34
 8/31/1994            10013.10              9958.33              9948.15            9947.97
 9/30/1994             9991.07              9944.66              9926.58            9913.39
10/31/1994            10014.05              9960.94              9943.74            9930.69
11/30/1994             9971.99              9943.36              9918.95            9928.80
12/31/1994             9990.94              9919.92              9913.27            9918.15
 1/31/1995            10127.81             10021.49             10013.64           10015.35
 2/28/1995            10267.58             10139.97             10143.16           10152.32
 3/31/1995            10326.10             10195.96             10198.07           10156.43
 4/30/1995            10419.04             10283.20             10292.40           10325.42
 5/31/1995            10594.50             10471.35             10478.41           10557.17
 6/30/1995            10659.16             10535.81             10539.66           10636.29
 7/31/1995            10701.74             10569.66             10567.60           10673.14
 8/31/1995            10766.59             10640.63             10639.85           10764.03
 9/30/1995            10819.83             10691.41             10699.81           10842.05
10/31/1995            10909.65             10792.32             10789.69           10925.03
11/30/1995            11003.54             10883.46             10885.46           10917.16
12/31/1995            11086.98             10958.98             10971.53           11027.15
 1/31/1996            11181.83             11057.29             11056.61           11088.58
 2/29/1996            11139.24             11016.93             11002.66           11043.36
 3/31/1996            11131.11             10967.99             10985.58           11073.27
 4/30/1996            11142.34             10975.93             10985.26           11076.93
 5/31/1996            11168.09             10997.77             11003.79           11111.46
 6/30/1996            11249.78             11076.84             11083.27           11221.91
 7/31/1996            11293.53             11122.25             11125.73           11272.72
 8/31/1996            11335.15             11161.57             11162.73           11272.28
 9/30/1996            11438.91             11268.52             11271.54           11448.59
10/31/1996            11441.04             11389.54             11400.18           11600.60
11/30/1996            11654.76             11484.23             11499.95           11738.45
12/31/1996            11656.70             11489.21             11497.07           11723.42
 1/31/1997            11713.03             11547.89             11552.62           11795.12
 2/28/1997            11742.07             11586.84             11585.90           11829.60
 3/31/1997            11732.97             11574.82             11571.20           11818.42
 4/30/1997            11829.18             11667.47             11662.41           11927.42
 5/31/1997            11911.84             11745.66             11739.37           11999.18
 6/30/1997            11994.70             11827.71             11820.73           12087.38
 7/31/1997            12127.88             11962.17             11962.16           12283.67
 8/31/1997            12139.30             11970.65             11966.84           12256.50
 9/30/1997            12229.91             12064.51             12058.96           12372.14
10/31/1997            12320.89             12138.65             12133.58           12459.90
11/30/1997            12351.86             12168.74             12160.47           12493.69
12/31/1997            12433.36             12241.68             12227.22           12563.35
 1/31/1998            12553.38             12347.65             12340.45           12690.00
 2/28/1998            12563.45             12364.69             12353.85           12650.99
 3/31/1998            12612.62             12415.07             12401.20           12733.27
 4/30/1998            12674.95             12473.11             12460.55           12798.02
 5/31/1998            12743.87             12540.23             12528.27           12885.44
 6/30/1998            12809.69             12596.42             12585.16           12955.87
 7/31/1998            12869.31             12652.04             12638.39           13009.36
 8/31/1998            13017.21             12738.18             12731.48           13140.77
 9/30/1998            13192.40             12872.86             12875.39           13159.45
10/31/1998            13249.51             12855.71             12862.90           13117.19
11/30/1998            13247.19             12888.85             12887.24           13172.20
12/31/1998            13298.49             12944.48             12939.32           13195.31
 1/31/1999            13355.21             13009.60             13005.60           13280.52
 2/28/1999            13298.88             12967.11             12951.25           13261.70
 3/31/1999            13393.15             13067.74             13051.62           13372.24
 4/30/1999            13439.03             13115.15             13096.83           13423.50
 5/31/1999            13428.00             13097.61             13074.51           13427.89
 6/30/1999            13467.88             13122.46             13093.32           13474.38
 7/31/1999            13506.40             13137.41             13103.76           13498.62
 8/31/1999            13542.02             13163.04             13124.66           13514.30
 9/30/1999            13633.00             13250.15             13217.75           13612.45
10/31/1999            13673.46             13278.67             13249.57           13622.78
11/30/1999            13703.66             13322.46             13291.24           13699.68
12/31/1999            13717.79             13350.94             13314.76           13731.29
 1/31/2000            13717.79             13356.90             13317.33           13805.87
 2/29/2000            13812.84             13443.27             13401.28           13924.29
 3/31/2000            13891.05             13512.61             13477.35           14015.26
 4/30/2000            13917.76             13515.89             13490.10           14045.40
 5/31/2000            13968.10             13563.76             13528.55           14028.57
 6/30/2000            14122.19             13714.26             13677.51           14239.78
 7/31/2000            14218.79             13798.68             13759.75           14335.50
 8/31/2000            14331.46             13898.98             13858.31           14283.88
 9/30/2000            14449.54             14017.04             13975.29           14421.15
10/31/2000            14514.20             14058.64             14017.76           14402.65
11/30/2000            14649.32             14186.18             14149.80           14542.67
12/31/2000            14826.06             14336.99             14313.63           14709.56
 1/31/2001            15036.10             14541.16             14509.29           14933.73
 2/28/2001            15143.16             14642.54             14611.95           15046.87
 3/31/2001            15266.08             14748.17             14719.08           15188.81
 4/30/2001            15314.48             14783.47             14747.07           15259.51
 5/31/2001            15408.75             14874.86             14835.78           15357.82
 6/30/2001            15467.80             14936.35             14893.63           15440.92
 7/31/2001            15662.35             15120.04             15082.85           15713.12
 8/31/2001            15768.63             15218.02             15182.04           15811.99
 9/30/2001            16003.25             15363.04             15345.28           15950.80
10/31/2001            16163.15             15479.33             15473.04           15956.00
11/30/2001            16119.60             15402.86             15395.42           15546.66
12/31/2001            16127.53             15387.48             15378.43           15455.16
 1/31/2002            16173.61             15432.08             15424.97           15475.58
 2/28/2002            16243.88             15477.60             15472.87           15413.55
 3/31/2002            16138.18             15407.53             15389.73           15457.68
 4/30/2002            16318.41             15530.06             15526.71           15494.43
 5/31/2002            16404.17             15616.77             15607.43           15547.87
 6/30/2002            16535.42             15634.31             15657.56           15411.59
 7/31/2002            16699.96             15681.20             15730.21           15038.74
 8/31/2002            16790.18             15779.46             15817.34           15245.21
 9/30/2002            16935.56             15882.11             15925.70           15382.18
10/31/2002            16957.05             15891.83             15926.27           15215.11
11/30/2002            16956.27             15898.39             15908.80           15199.53
12/31/2002            17140.18             16056.84             16062.64           15436.39
 1/31/2003            17161.28             16082.09             16088.73           15489.31
 2/28/2003            17256.14             16178.87             16174.79           15591.55
 3/31/2003            17292.73             16203.60             16198.42           15622.45
 4/30/2003            17359.51             16273.58             16258.27           15762.23
 5/31/2003            17457.86             16366.67             16349.51           15956.71
 6/30/2003            17496.19             16396.86             16372.11           15988.47
 7/31/2003            17382.36             16252.34             16227.63           15812.21
 8/31/2003            17389.52             16267.70             16241.79           15824.70
 9/30/2003            17581.36             16437.14             16407.55           16044.01
10/31/2003            17510.12             16395.51             16355.16           16005.36
11/30/2003            17511.48             16399.03             16362.17           16012.61
12/31/2003            17622.60             16481.83             16444.15           16092.69
 1/31/2004            17670.61             16535.07             16490.45          16150.63

                                  [END CHART]

                      DATA FROM 1/31/94 THROUGH 1/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/Credit
                   Index, an unmanaged index made up of government, agency, and credit bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average, the
                   average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]           MATTHEW FREUND, CFA
                                        USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Short-Term Bond Fund provided a total return of 2.13% for the six-month period ending January 31, 2004. This compares to a 1.65% return for the Lipper Short Investment Grade Debt Funds Average, a 1.74% return for the Lipper Short Investment Grade Bond Funds Index, and a 1.66% return for the Lehman Brothers 1-3 Year Government/Credit Index. This return placed your Fund in the top 16% of its peer group. At the same time, the Fund provided a one-year dividend yield of 3.65%.

                 The Fund is listed as a Lipper Leader for expense among 113 funds within the Lipper Short Investment Grade Debt Funds category for the three-year period ending January 31, 2004. The Fund was rated among 96 and 41 funds in the Short Investment Grade Debt Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an

                 PAST PERFORMACE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2004. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 equal-weighted average of percentile ranks for the expense metrics over three-, five-, and 10-year periods (if applicable).

                                     [LOGO OF LIPPER LEADER]
                                             EXPENSE

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Economic growth accelerated during the period as combat operations in Iraq diminished, allowing low interest rates and the 2003 tax cuts to work their way through the economy. Strong earnings led companies to strengthen their balance sheets and to begin, albeit tentatively, to increase capital spending and hiring. Although the Federal Reserve Board (the Fed) kept short-term interest rates unchanged, it dropped an earlier promise to keep rates low for a "considerable period" and, instead, counseled "patience." Despite this change, short-term interest rates were relatively stable over the period.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our aim has been to generate an attractive yield with acceptable price volatility. We are pleased to report our progress in achieving this goal. Over the period, the Fund's net asset value moved only within a 12-cent range (between $9.02 and $9.14), primarily as a result of changing interest rates. Our yield was above-average for a short-term bond fund.

                 Over the last six months, we have continued to maintain a portfolio that is diversified across multiple asset classes. We purchased several taxable municipal bonds because of their stable cash flows and attractive yields, and we added to our asset-backed and mortgage-backed exposure. Using fundamental research, we continue to make selective purchases in the corporate market across a greater number of names (reducing the size of

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the position we take in any one issuer), thereby limiting our exposure to any potential credit problems. To reduce expected volatility in the Fund, we allowed its weighted average maturity to shorten, moving from 2.3 years to 2.0 years. We also increased our holdings in floating-rate bonds, which should provide stability and enhance yield if interest rates rise further. One effect of our strategy has been a lower overall yield, but your Fund is better insulated from rising interest rates.

WHAT IS THE OUTLOOK?

                 We continue to be guardedly optimistic about the U.S. economic recovery. Despite the recent strength, we believe it is still too early to tell if the recovery has become self-sustaining rather than policy-driven. Although we believe the Fed will eventually raise interest rates, the timing will probably be later than the market is expecting and of a lesser magnitude. In this environment, bond investors should expect most of their return to come from the income (or yield) provided by the Fund. Nonetheless, bond funds continue to be an important part of any diversified portfolio.

                 We remain committed to providing you with a diversified Fund with an acceptable level of risk.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                 1/31/04

  [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                   32%
BBB                                   30%
A                                     17%
AA                                    10%
MONEY MARKET INSTRUMENTS               8%
U.S. GOVERNMENT                        2%
BB                                     1%

               [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                           PORTFOLIO MIX
                              1/31/04

                    [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                          42.3%
ASSET-BACKED SECURITIES                                        20.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES                          17.1%
MONEY MARKET INSTRUMENTS                                        7.6%
MUNICIPAL BONDS                                                 7.5%
EURODOLLAR & YANKEE OBLIGATIONS                                 2.7%
U.S. TREASURY INFLATION-INDEXED NOTE                            1.6%
INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES             0.7%
COLLATERALIZED MORTGAGE OBLIGATIONS                             0.1%

                            [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-23.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS (42.3%)

                ALUMINUM (0.7%)
   $ 3,000      Alcan, Inc., Notes(a)                               1.58%(h)    12/08/2005    $  3,001
                                                                                              --------
                ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     3,000      Mellon Funding Corp., Senior Notes                  4.88         6/15/2007       3,192
                                                                                              --------
                AUTOMOBILE MANUFACTURERS (0.3%)
     1,000      Hertz Corp., Notes                                  4.70        10/02/2006       1,018
                                                                                              --------
                BROADCASTING & CABLE TV (2.3%)
     2,000      Continental Cablevision, Inc., Senior Notes         8.30         5/15/2006       2,236
     1,000      Jones Intercable, Inc., Senior Notes                8.88         4/01/2007       1,036
     3,000      Liberty Media Corp., Senior Notes                   2.67(h)      9/17/2006       3,038
     1,000      Liberty Media Corp., Global Notes                   3.50         9/25/2006       1,006
     2,000      Univision Communications, Inc., Senior Notes        2.88        10/15/2006       1,996
                                                                                              --------
                                                                                                 9,312
                                                                                              --------
                BUILDING PRODUCTS (0.5%)
     2,000      York International Corp., Senior Notes              6.63         8/15/2006       2,154
                                                                                              --------
                CASINOS & GAMING (0.6%)
     2,000      Harrah's Operating Co., Inc.,
                  Guaranteed Senior Notes                           7.13         6/01/2007       2,233
                                                                                              --------
                CONSUMER FINANCE (4.1%)
     2,900      Capital One Bank, Notes                             6.50         7/30/2004       2,971
     2,000      Ford Motor Credit Co., MTN                          1.56(h)      7/18/2005       1,990
     2,000      Ford Motor Credit Co., Global Notes                 7.60         8/01/2005       2,142
     2,000      General Motors Acceptance Corp., MTN                2.37(h)     10/20/2005       2,019
     2,000      General Motors Acceptance Corp., Notes              6.13         9/15/2006       2,133
     3,000      Household Finance Corp., Notes                      5.75         1/30/2007       3,244
     2,000      MBNA Corp., MTN                                     5.63        11/30/2007       2,152
                                                                                              --------
                                                                                                16,651
                                                                                              --------
                DIVERSIFIED BANKS (2.3%)
     2,000      European Investment Bank, Notes                     4.00         8/30/2005       2,080
     5,000      International Funding I, LLC,
                  Secured Notes (LOC)                               3.51        10/01/2004       5,007

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
   $ 1,000      Key Bank, NA, MTN                                   5.00%        7/17/2007    $  1,077
     1,000      Wells Fargo Financial, Inc., Senior Notes           4.88         6/12/2007       1,064
                                                                                              --------
                                                                                                 9,228
                                                                                              --------
                DIVERSIFIED CHEMICALS (0.8%)
     3,000      ICI Wilmington, Inc., Guaranteed Notes              6.95         9/15/2004       3,087
                                                                                              --------
                DRUG RETAIL (0.3%)
     1,000      CVS Corp., Notes                                    3.88        11/01/2007       1,025
                                                                                              --------
                ELECTRIC UTILITIES (8.8%)
     2,000      Cinergy Corp., Debentures                           6.25         9/01/2004       2,047
     3,450      Conectiv, Inc., Notes                               5.30         6/01/2005       3,589
     1,000      Dominion Resources, Inc., Senior Notes              4.13         2/15/2008       1,024
     1,000      Entergy Gulf States, Inc., First Mortgage Bond      5.20        12/03/2007       1,029
     1,250      Florida Power & Light Co., First Mortgage Bond      6.88        12/01/2005       1,361
     3,000      FPL Group Capital, Inc., Guaranteed Debenture       1.88         3/30/2005       3,007
     2,000      Jersey Central Power & Light Co.,
                  First Mortgage MTN                                6.45         5/15/2006       2,161
     2,000      Midamerican Energy Holdings Co.,
                  Senior Notes                                      4.63        10/01/2007       2,080
     3,000      Monongahela Power Co., First Mortgage Bond          5.00        10/01/2006       3,064
     2,000      New York State Electric & Gas Corp., Notes          4.38        11/15/2007       2,096
     1,671      Oglethorpe Power Corp., Secured
                  Series Facility Bonds                             6.97         6/30/2011       1,826
     1,000      Pinnacle One Partners, LP, Senior Notes(a)          8.83         8/15/2004       1,035
     1,000      Pinnacle West Capital Corp., Senior Notes           1.97(h)     11/01/2005       1,001
     2,200      Public Service Co., First Collateral Trust
                  Bond, Series 1                                    6.90         2/02/2004       2,200
     1,800      Public Service Electric & Gas Co.,
                  First Mortgage Bond (INS)                         6.38         5/01/2008       2,004
     2,000      Scana Corp., Senior Notes                           1.63(h)     11/15/2006       2,001
     1,000      Teco Energy, Inc., Notes                            6.13         5/01/2007       1,040
     2,500      TXU Corp., Senior Notes, Series B                   6.38        10/01/2004       2,576
                                                                                              --------
                                                                                                35,141
                                                                                              --------
                ELECTRIC/GAS UTILITY (0.7%)
     2,660      Texas Municipal Gas Corp., Notes (INS)(a)           2.60         7/01/2007       2,693
                                                                                              --------
                GAS UTILITIES (1.8%)
     1,000      Entergy-Koch, LP, Senior Notes(a)                   3.65         8/20/2006       1,008
     3,000      Northern Natural Gas Co., Notes(a)                  6.88         5/01/2005       3,182

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
   $ 3,000      Texas Eastern Transmission, LP, Senior Notes        5.25%        7/15/2007    $  3,185
                                                                                              --------
                                                                                                 7,375
                                                                                              --------
                HEALTH CARE FACILITIES (0.5%)
     2,000      Columbia HCA Healthcare Corp., Notes                6.91         6/15/2005       2,108
                                                                                              --------
                HOUSEHOLD APPLIANCES (0.8%)
     2,000      Maytag Corp., MTN, Series E                         6.88        12/01/2006       2,210
     1,000      Stanley Works, Notes                                3.50        11/01/2007       1,012
                                                                                              --------
                                                                                                 3,222
                                                                                              --------
                INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
     2,000      Citizens Communications Co., Notes                  8.50         5/15/2006       2,202
     1,000      Sprint Capital Corp., Notes                         6.13        11/15/2008       1,070
                                                                                              --------
                                                                                                 3,272
                                                                                              --------
                LIFE & HEALTH INSURANCE (1.9%)
     3,000      John Hancock Global Funding II, Notes               5.50        12/31/2007       3,208
     3,000      Metropolitan Life Global Funding I, Notes(a)        4.75         6/20/2007       3,192
     1,250      Phoenix Home Life Mutual Insurance, Notes(a)        6.95        12/01/2006       1,352
                                                                                              --------
                                                                                                 7,752
                                                                                              --------
                METAL & GLASS CONTAINERS (0.8%)
     3,000      Pactiv Corp., Notes                                 7.20        12/15/2005       3,253
                                                                                              --------
                MOVIES & ENTERTAINMENT (0.6%)
     2,000      Time Warner Companies, Inc., Notes                  8.11         8/15/2006       2,258
                                                                                              --------
                MULTI-LINE INSURANCE (1.5%)
     2,000      ASIF Global Financing XVIII, Senior Notes(a)        2.65         1/17/2006       2,027
     1,030      Farmers Insurance Exchange, Notes(a)                8.50         8/01/2004       1,050
     3,000      Hartford Financial Services Group, Inc., Notes      2.38         6/01/2006       2,995
                                                                                              --------
                                                                                                 6,072
                                                                                              --------
                MULTI-UTILITIES & UNREGULATED POWER (0.7%)
     1,000      Duke Energy Corp., First Mortgage Bond,
                  Series A                                          3.75         3/05/2008       1,010
     1,815      Duke Energy Field Services, LLC, Notes              7.50         8/16/2005       1,952
                                                                                              --------
                                                                                                 2,962
                                                                                              --------
                OIL & GAS EQUIPMENT & SERVICES (0.5%)
     2,000      Halliburton Co., Senior Notes(a)                    2.62(h)     10/17/2005       2,034
                                                                                              --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
                OIL & GAS EXPLORATION & PRODUCTION (1.1%)
   $ 2,325      Kerr-McGee Corp., Notes                             5.38%        4/15/2005    $  2,415
     2,000      Ocean Energy, Inc., Senior Notes                    4.38        10/01/2007       2,065
                                                                                              --------
                                                                                                 4,480
                                                                                              --------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     2,000      Reliastar Financial Corp., Notes                    8.00        10/30/2006       2,274
     2,000      Textron Financial Corp., Notes                      2.75         6/01/2006       2,001
                                                                                              --------
                                                                                                 4,275
                                                                                              --------
                PACKAGED FOODS & MEAT (1.7%)
     1,000      Kraft Foods Inc., Notes                             4.00        10/01/2008       1,012
     2,645      Nabisco, Inc., Notes                                6.38         2/01/2005       2,753
     3,000      Tyson Foods, Inc., Notes                            6.63        10/01/2004       3,075
                                                                                              --------
                                                                                                 6,840
                                                                                              --------
                PAPER PRODUCTS (0.3%)
     1,000      MeadWestVaco Corp., Notes                           1.75(h)     12/01/2005       1,000
                                                                                              --------
                PROPERTY & CASUALTY INSURANCE (1.7%)
     3,000      Allstate Financial Global Funding,
                  Senior Notes(a)                                   7.13         9/26/2005       3,257
     1,000      Chubb Corp., Senior Notes                           3.95         4/01/2008       1,017
     2,000      CNA Financial Corp., Notes                          6.50         4/15/2005       2,074
       500      Liberty Mutual Insurance Co., Notes(a)              8.20         5/04/2007         560
                                                                                              --------
                                                                                                 6,908
                                                                                              --------
                REAL ESTATE INVESTMENT TRUSTS (2.1%)
     3,000      Gables Realty, LP, Senior Notes                     5.75         7/15/2007       3,214
     4,000      Nationwide Health Properties, Inc., MTN             6.90        10/01/2037(c)    4,106
     1,000      New Plan Excel Realty Trust, Inc.,
                  Senior Notes                                      5.88         6/15/2007       1,090
                                                                                              --------
                                                                                                 8,410
                                                                                              --------
                REGIONAL BANKS (0.5%)
     1,000      M&I Marshall & Ilsley Bank, Senior Notes            4.13         9/04/2007       1,040
     1,000      SunTrust Banks, Inc., Senior Notes                  5.05         7/01/2007       1,067
                                                                                              --------
                                                                                                 2,107
                                                                                              --------
                REINSURANCE (0.5%)
     2,000      Reinsurance Group of America, Inc.,
                  Senior Notes(a)                                   7.25         4/01/2006       2,163
                                                                                              --------
                SPECIALIZED FINANCE (0.6%)
     2,000      CIT Group, Inc., Global Notes                       7.38         4/02/2007       2,264
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE (0.6%)
   $ 1,500      Golden West Financial Corp., Senior Notes           4.13%        8/15/2007    $  1,565
     1,000      Greenpoint Financial Corp., Senior Notes            3.20         6/06/2008         975
                                                                                              --------
                                                                                                 2,540
                                                                                              --------
                Total corporate obligations (cost: $164,631)                                   170,030
                                                                                              --------
                EURODOLLAR AND YANKEE OBLIGATIONS (2.7%)

                DIVERSIFIED BANKS (0.3%)
     1,000      Bayerische Landesbank, MTN (Germany)                2.60        10/16/2006       1,008
                                                                                              --------
                DIVERSIFIED CAPITAL MARKETS (0.2%)
     1,000      Fondo Latinoamericano, Notes (Colombia)(a)          3.00         8/01/2006       1,007
                                                                                              --------
                ELECTRIC UTILITIES (0.3%)
     1,000      Eastern Energy Ltd., Senior Notes (Australia)(a)    6.75        12/01/2006       1,108
                                                                                              --------
                FOREST PRODUCTS (0.6%)
     2,000      Nexfor, Inc., Debentures (Canada)                   8.13         3/20/2008       2,338
                                                                                              --------
                INTEGRATED OIL & GAS (0.8%)
     3,000      PEMEX Finance Ltd., Notes (Mexico)                  8.02         5/15/2007       3,310
                                                                                              --------
                INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     2,000      Deutsche Telekom International Finance
                  B.V., Notes (Germany)                             8.25         6/15/2005       2,165
                                                                                              --------
                Total eurodollar and yankee
                  obligations (cost: $10,364)                                                   10,936
                                                                                              --------
                ASSET-BACKED SECURITIES (20.5%)

                AIRLINES (3.8%)(d)
     1,447      America West Airlines, Inc., Pass-Through
                  Certificates, Series 1996-1, Class A              6.85         7/02/2009       1,483
     2,262      American Airlines, Pass-Through Certificates,
                  Series 2002-1, Class G, EETC (INS)                1.79(h)      9/23/2007       2,265
     3,950      Continental Airlines, Inc., Secured Notes,
                  EETC (INS)                                        2.08(h)     12/06/2007       3,985
     1,908      Delta Air Lines, Inc., Pass-Through Certificates,
                  Series 2003-1, Class G, EETC (INS)                1.87(h)      1/25/2008       1,920

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
   $   344      Southwest Airlines Co., Pass-Through
                  Certificates, Series 2001-1, Class A-1, EETC      5.10%        5/01/2006    $    360
     5,000      Southwest Airlines Co., Pass-Through
                  Certificates, Series 2001-1, Class A-2, EETC      5.50        11/01/2006       5,369
                                                                                              --------
                                                                                                15,382
                                                                                              --------
                ASSET-BACKED FINANCING (16.7%)(d)
       954      Aerco Ltd., Notes, Series 2A, Class A3(a)           1.56(h)      7/15/2025         765
     5,000      AESOP Funding II, LLC, Series 2002-1,
                  Rental Car Notes, Class A1                        3.85        10/20/2006       5,125
     3,875      Aircraft Finance Trust, Notes,
                  Series 1999-1A, Class A2                          1.60(h)      5/15/2024       3,602
     2,000      AmeriCredit Automobile Receivables Trust,
                  Notes, Series 2004 AF, Class A3(j,l)              2.18         7/07/2008       2,000
     3,000      AmeriCredit Automobile Receivables Trust,
                  Notes, Series 2002, Class A4                      3.55         2/12/2009       3,066
     5,000      ARG Funding Corp., Series 2003-1A,
                  Rental Car Notes, Class A2(a)                     2.54         3/20/2007       5,012
     1,736      Aviation Capital Group Trust, Notes,
                  Series 2000-1A, Class A2(a)                       1.58(h)     11/15/2025       1,698
     4,807      Aviation Capital Group Trust, Notes,
                  Series 2003-2A, Class G1 (INS)(a)                 1.80(h)      9/20/2033       4,825
       454      Capital Auto Receivables Asset Trust,
                  Notes, Series 2002-5, Class A2B                   1.71         1/18/2005         455
     3,000      Capital One Auto Finance Trust, Notes,
                  Series 2002-C, Class A3A                          2.65         6/15/2009       3,036
     2,000      Capital One Multi-Asset Execution Trust,
                  Notes, Series 2003-C2, Class C2                   4.32         4/15/2009       2,047
     1,000      Chase Credit Card Master Trust, Notes,
                  Series 2001-5, Class C(a)                         2.10(h)      2/15/2007       1,005
     2,362      CIT Equipment Collateral Trust, Notes,
                  Series 2003-EF1, Class B                          2.29         7/20/2008       2,352
     1,775      Credit Acceptance Auto Dealer Loan Trust,
                  Notes, Series 2003-1, Class A(a)                  2.77         6/16/2008       1,778
     2,000      Diversified REIT, Notes,
                  Series 1999-1A, Class A2(a)                       6.78         3/18/2011       2,228
     3,000      Diversified REIT, Notes,
                  Series 1999-1A, Class B(a)                        6.78         3/18/2011       3,331
     1,000      Diversified REIT, Notes,
                  Series 2000-1, Class B(a)                         6.97         3/08/2010       1,115

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
   $ 3,000      Drive Auto Receivables Trust, Notes,
                  Series 2003-2, Class A3 (INS)(a)                  2.04%       10/15/2007    $  2,994
     2,000      First Auto Receivables Group Trust,
                  Notes, Series 2003-1, Class A3                    1.97        12/15/2007       2,006
     3,000      Ford Credit Auto Owner Trust, Notes,
                  Series 2002-A, Class C                            5.43         1/15/2007       3,091
     1,000      Ikon Receivables Funding, LLC, Notes,
                  Series 2003-1, Class A3B                          2.33        12/15/2007       1,007
     1,956      Lease Investment Flight Trust,
                  Series 2001-1, Class A3                           1.53(h)      7/15/2016       1,808
     2,120      MBNA Master Trust II, Notes,
                  Series 1999-C(a)                                  1.90(h)     10/16/2006       2,123
     5,000      Permanent Financing plc, Notes, Series 2A           4.20         6/10/2005       5,196
     3,333      Rental Car Finance Corp., Series 1999-1,
                  Rental Car Notes, Class A(a)                      5.90         2/25/2007       3,364
     1,774      Rental Car Finance Corp., Series 1997-1,
                  Rental Car Notes, Class B3(a)                     6.70         9/25/2007       1,821
                                                                                              --------
                                                                                                66,850
                                                                                              --------
                Total asset-backed securities (cost: $81,582)                                   82,232
                                                                                              --------
                MORTGAGE-BACKED SECURITIES (17.9%)(d)

                COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
        32      Fannie Mae, Series 2000-1 VA(k)                     6.50         9/25/2010          32
       485      Fannie Mae, Series 2001-40 BM(k)                    7.00         8/18/2010         485
                                                                                              --------
                                                                                                   517
                                                                                              --------
                COMMERCIAL MORTGAGE-BACKED SECURITIES (17.1%)
     2,392      Asset Securitization Corp.,
                  Series 1997-D4, Class A1C                         7.42         4/14/2029       2,405
     2,000      Asset Securitization Corp.,
                  Series 1997-D4, Class A1D                         7.49         4/14/2029       2,246
     1,874      CDC Commercial Mortgage Trust,
                  Series 2002-FX1, Class A1                         5.25         5/15/2019       1,979
     1,532      Commercial Mortgage Acceptance Corp.,
                  Series 1999-C1, Class A1                          6.79         6/15/2031       1,667
     1,679      CS First Boston Mortgage Securities Corp.,
                  Series 2001-CK1, Class A1                         5.90        12/16/2035       1,798
     2,864      CS First Boston Mortgage Securities Corp.,
                  Series 1998-C2, Class A1                          5.96        11/11/2030       3,048

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
   $ 3,159      CS First Boston Mortgage Securities Corp.,
                  Series 1998-C1 Class A1A                          6.26%        5/17/2040    $  3,301
     1,829      GGP Mall Properties Trust, Series 2001,
                  Class D-2(a)                                      5.89        11/15/2011       1,928
     1,278      GMAC Commercial Mortgage Securities, Inc.,
                  Series 1998-C2, Class A1                          6.15         5/15/2035       1,335
     1,768      GMAC Commercial Mortgage Securities, Inc.,
                  Series 1996-C2, Class A(a)                        7.35        10/15/2011       1,937
       862      LB Commercial Conduit Mortgage Trust,
                  Series 1998-C4, Class A1A                         5.87        10/15/2035         900
     2,224      LB Commercial Conduit Mortgage Trust,
                  Series 1999-C1, Class A1                          6.41         6/15/2031       2,364
    10,000      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 1998-XL1, Class A2                         6.45         6/03/2030      10,569
     3,000      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 1997-XL1, Class A2                         6.88        10/03/2030       3,305
     2,000      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 1997-XL1, Class A3                         6.95        10/03/2030       2,239
     1,325      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 1998 WF1, Class E                          7.30         3/15/2030       1,478
     2,000      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 2000-PRIN, Class A3                        7.36         2/23/2034       2,281
     1,486      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 1996 WF1, Class A3(a)                      7.62        11/15/2028       1,584
     1,638      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 1995-GAL1, Class D(a)                      8.25         8/15/2027       1,747
     1,000      Mortgage Capital Funding, Inc.,
                  Series 1998-MC3, Class E                          7.30        11/18/2031       1,092
     4,635      Nomura Asset Securities Corp.,
                  Series 1998-D6, Class A1A                         6.28         3/15/2030       4,949
     1,478      Salomon Brothers Commercial Mortgage Trust,
                  Series 2001-C1, Class A1                          5.14        12/18/2035       1,522
     4,020      Structured Asset Securities Corp.,
                  Series 1997-LLI, Class A2                         6.84         9/12/2006       4,149
     4,340      Structured Asset Securities Corp.,
                  Series 1997-LLI, Class B                          6.95         3/12/2007       4,827
     2,000      Tower Global Signal Trust I,
                  Series 2004-1, Class A(j,l)                       3.71         1/15/2034       1,982
     1,829      Trizechahn Office Properties Trust,
                  Series 2001-TZHA, Class A2(a)                     6.09         5/15/2016       1,969
                                                                                              --------
                                                                                                68,601
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
                INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                  SECURITIES (0.7%)(e)
   $10,500      CS First Boston Mortgage Securities Corp.,
                  Series 2003-C3, Class ASP
                  (acquired 6/17/2003; cost $975)(a,i)              1.96%        5/15/2038    $    865
     9,489      Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP
                  (acquired 7/17/2003; cost $1,000)(a,i)            2.29         1/11/2035         917
    15,170      LB-UBS Commercial Mortgage Trust,
                  Series 2003-C3, Class XCP
                  (acquired 5/20/2003; cost $1,000)(a,i)            1.56         2/15/2037         880
                                                                                              --------
                                                                                                 2,662
                                                                                              --------
                Total mortgage-backed securities (cost: $70,597)                                71,780
                                                                                              --------
                MUNICIPAL BONDS (7.5%)

                AIRPORT/PORT (0.2%)
       945      Virginia Port Auth. RB (INS)                        2.25         7/01/2005         957
                                                                                              --------
                ELECTRIC UTILITIES (2.5%)
     2,000      Brazos River Auth., TX, PCRB, Series 1994A          3.00         5/01/2029(b)    2,010
     2,000      Brazos River Auth., TX, PCRB, Series 1995A          5.40         4/01/2030(b)    2,112
     2,000      Matagorda County, TX, Navigation
                  District 1, PCRB                                  2.35         5/01/2030(b)    2,000
     3,800      Ohio State Water Development Auth. PCRB,
                  Series 2000A                                      2.20         4/01/2024(b)    3,802
                                                                                              --------
                                                                                                 9,924
                                                                                              --------
                ELECTRIC/GAS UTILITY (1.1%)
     2,500      Muscatine, IA, Electric RB, Series 2002 (INS)       2.72         1/01/2005       2,523
     1,868      Pedernales Electric Cooperative, Inc., TX,
                  First Mortgage Bond, Series 2002A (INS)(a)        4.09        11/15/2012       1,878
                                                                                              --------
                                                                                                 4,401
                                                                                              --------
                ENVIRONMENTAL SERVICES (1.8%)
     1,000      California State Financing Auth. PCRB               2.00        12/01/2033(b)    1,001
     2,100      Granite City, IL, Solid Waste Disposal RB,
                  Waste Management, Inc. Project, Series 2002       5.00         5/01/2027(b)    2,172
     1,000      Gulf Coast Waste Disposal Auth. RB,
                  Waste Management of Texas, Series A               2.85         5/01/2028(b)    1,002

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT     SECURITY                                             RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
   $ 1,000     Gulf Coast Waste Disposal Auth. RB,
                 Waste Management of Texas, Series B                2.85%       5/01/2028(b)  $  1,002
     2,000     Gulf Coast Waste Disposal Auth. RB,
                 Waste Management of Texas, Series C                2.85        5/01/2028(b)     2,004
                                                                                              --------
                                                                                                 7,181
                                                                                              --------
               SPECIAL ASSESSMENT/TAX/FEE (0.5%)
     1,000     Short Pump Town Center Community
                 Development Auth., VA, RB(a)                       3.88        2/01/2005        1,001
     1,000     Short Pump Town Center Community
                 Development Auth., VA, RB(a)                       4.85        2/01/2006        1,001
                                                                                              --------
                                                                                                 2,002
                                                                                              --------
               TOLL ROADS (0.3%)
     1,000     New Jersey Turnpike Auth. RB,
                 Series 2003B (INS)                                 2.84        1/01/2008          987
                                                                                              --------
               WATER/SEWER UTILITY (1.1%)
     4,500     California State Water Resources RB, Series E        3.59        5/01/2004        4,518
                                                                                              --------
               Total municipal bonds (cost: $29,837)                                            29,970
                                                                                              --------
               U.S. TREASURY INFLATION-INDEXED NOTE (1.6%)(f)
     5,823     Inflation-Indexed Note (cost: $6,144)                3.38        1/15/2007        6,338
                                                                                              --------
               MONEY MARKET INSTRUMENTS (7.6%)

               VARIABLE-RATE DEMAND NOTES (6.1%)(g)
               ------------------------------------
               BUILDINGS (0.1%)
       610     Precision Aggregate I, LLC, Notes,
                 Series 2000 (LOC)                                  2.35        8/03/2015          610
                                                                                              --------
               ELECTRIC UTILITIES (1.2%)
     4,900     Sempra Energy ESOP, Series 1999 (NBGA)(a)            1.60       11/01/2014        4,900
                                                                                              --------
               ENVIRONMENTAL SERVICES (0.3%)
     1,090     Gulf Shores, AL, Solid Waste RB,
                 Series 2000C (LOC)                                 1.67       11/01/2010        1,090
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

 PRINCIPAL                                                        COUPON                        MARKET
    AMOUNT      SECURITY                                            RATE          MATURITY       VALUE
------------------------------------------------------------------------------------------------------
                FOREST PRODUCTS (1.8%)
   $ 7,150      Braxton County, WV, Solid Waste RB,
                  Series 1999                                       1.90%        3/01/2029    $  7,150
                                                                                              --------
                INDUSTRIAL MACHINERY (0.3%)
     1,305      Florence, AL, IDB RB, Series 1999B (LOC)            1.77        11/01/2008       1,305
                                                                                              --------
                IT CONSULTING & OTHER SERVICES (0.3%)
     1,280      California Infrastructure & Economic
                  Development RB, Series 2003B (LOC)                1.25         9/01/2006       1,280
                                                                                              --------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
     2,810      Reed Holdings, LLC, Notes, Series 2001 (LOC)        2.35         6/01/2016       2,810
       970      Vista Funding Corp., Notes, Series 2001A (LOC)      2.10         3/01/2021         970
       780      Wryneck Ltd., Notes, Series 2000 (LOC)              2.10         1/01/2020         780
                                                                                              --------
                                                                                                 4,560
                                                                                              --------
                RESTAURANTS (1.0%)
     3,845      Dana J. Lewis, Taxable Notes,
                  Series 2000 (LOC)                                 2.10         8/01/2010       3,845
                                                                                              --------
                                                                                                24,740
                                                                                              --------
                COMMERCIAL PAPER (1.5%)
                -----------------------
                DIVERSIFIED BANKS
     5,911      UBS Finance, Inc.                                   1.01         2/02/2004       5,911
                                                                                              --------
                Total money market instruments (cost: $30,651)                                  30,651
                                                                                              --------
                TOTAL INVESTMENTS (COST: $393,806)                                            $401,937
                                                                                              ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) PUT BOND - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

              (c) CALLABLE/PUTABLE BOND - provides the option for the
                  underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's put feature.

              (d) The weighted average life of mortgage-backed and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

              (e) INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES -
                  represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

              (f) U.S. TREASURY INFLATION-INDEXED NOTES - trade at the
                  prevailing real, or after-inflation, interest rates. The principal value adjusts periodically to the rate of inflation. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

              (g) VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

              (h) VARIABLE-RATE OR FLOATING-RATE SECURITY - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2004.

              (i) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2004, was $2,662,000, which represented 0.7% of the Fund's net assets.

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

              (j) Security was fair valued at January 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Directors.

              (k) Government-sponsored enterprise (GSE) security that is supported only by the credit of the issuing agency, instrumentality, or corporation, and is neither issued nor guaranteed by the U.S. government.

              (l) At January 31, 2004, the cost of securities purchased on a when-issued basis was $4,000,000.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             EETC    Enhanced Equipment Trust Certificate
             ESOP    Employee Stock Ownership Plan
             IDB     Industrial Development Board
             MTN     Medium-Term Note
             PCRB    Pollution Control Revenue Bond
             RB      Revenue Bond
             REIT    Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

             (LOC)   Enhanced by a bank letter of credit.
             (NBGA)  Enhanced by a non-bank guarantee agreement.
             (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $393,806)   $401,937
   Cash                                                                            225
   Receivables:
      Capital shares sold                                                          862
      Interest                                                                   3,355
                                                                              --------
         Total assets                                                          406,379
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $4,000)                               4,000
      Capital shares redeemed                                                      691
      Dividends on capital shares                                                  138
   Accrued management fees                                                          39
   Accrued transfer agent's fees                                                     2
   Other accrued expenses and payables                                              41
                                                                              --------
         Total liabilities                                                       4,911
                                                                              --------
            Net assets applicable to capital shares outstanding               $401,468
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $439,739
   Overdistribution of net investment income                                      (306)
   Accumulated net realized loss on investments                                (46,096)
   Net unrealized appreciation of investments                                    8,131
                                                                              --------
            Net assets applicable to capital shares outstanding               $401,468
                                                                              ========
   Capital shares outstanding                                                   44,166
                                                                              ========
   Authorized shares of $.01 par value                                         120,000
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   9.09
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                     $7,296
                                                                       ------

EXPENSES

   Management fees                                                        348
   Administrative and servicing fees                                      295
   Transfer agent's fees                                                  288
   Custodian's fees                                                        69
   Postage                                                                 15
   Shareholder reporting fees                                              21
   Directors' fees                                                          2
   Registration fees                                                       13
   Professional fees                                                       17
   Other                                                                    3
                                                                       ------
      Total expenses                                                    1,071
   Expenses paid indirectly                                                (2)
                                                                       ------
      Net expenses                                                      1,069
                                                                       ------
NET INVESTMENT INCOME                                                   6,227
                                                                       ------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                      367
   Change in net unrealized appreciation/depreciation                   1,699
                                                                       ------
      Net realized and unrealized gain                                  2,066
                                                                       ------
Increase in net assets resulting from operations                       $8,293
                                                                       ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                 1/31/2004         7/31/2003
                                                                 ---------------------------
FROM OPERATIONS

   Net investment income                                          $  6,227          $ 14,505
   Net realized gain (loss) on investments                             367            (1,057)
   Change in net unrealized appreciation/depreciation
      of investments                                                 1,699             5,200
                                                                  --------------------------

      Increase in net assets resulting
         from operations                                             8,293            18,648
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (6,536)          (16,310)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        89,845           126,411
   Reinvested dividends                                              5,726            14,150
   Cost of shares redeemed                                         (76,189)         (166,618)
                                                                  --------------------------
      Increase (decrease) in net assets from
         capital share transactions                                 19,382           (26,057)
                                                                  --------------------------
Net increase (decrease) in net assets                               21,139           (23,719)

NET ASSETS

   Beginning of period                                             380,329           404,048
                                                                  --------------------------
   End of period                                                  $401,468          $380,329
                                                                  ==========================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                                  $   (306)         $      3
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       9,896            13,920
   Shares issued for dividends reinvested                              631             1,561
   Shares redeemed                                                  (8,395)          (18,401)
                                                                  --------------------------
      Increase (decrease) in shares outstanding                      2,132            (2,920)
                                                                  ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund). The Fund's investment objective is high current income consistent with preservation of principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2004, the cost of outstanding when-issued commitments for the Fund was $4,000,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

         annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $45,500,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $86,001,000 and $60,607,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $8,546,000 and $415,000, respectively, resulting in net unrealized appreciation of $8,131,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2004.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt

36

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           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

                 Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $348,000, which is net of a performance adjustment of $(124,000).

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund.

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           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

                 For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $295,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $288,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

38

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           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                               YEAR ENDED JULY 31,
                                      ----------------------------------------------------------------------------------------
                                          2004             2003           2002            2001             2000           1999
                                      ----------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $   9.05         $   8.99       $   9.95        $   9.70         $   9.75       $   9.99
                                      ----------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                   .14              .37            .55(a)          .65              .63            .58
   Net realized and unrealized
      gain (loss)                          .05              .09           (.96)(a)         .25             (.05)          (.22)
                                      ----------------------------------------------------------------------------------------
Total from investment operations           .19              .46           (.41)            .90              .58            .36
                                      ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.15)            (.40)          (.55)           (.65)            (.63)          (.58)
   From realized capital gains               -                -              -              -                 -           (.02)

                                      ----------------------------------------------------------------------------------------
Total distributions                       (.15)            (.40)          (.55)           (.65)            (.63)          (.60)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $   9.09         $   9.05       $   8.99        $   9.95         $   9.70       $   9.75
                                      ========================================================================================
Total return (%)*                         2.13             5.14          (4.29)           9.61             6.18           3.76
Net assets at end of period (000)     $401,468         $380,329       $404,048        $419,857         $293,003       $241,247
Ratio of expenses to
   average net assets (%)**                .54(b,c)         .55(c)         .58(c)          .46(c)           .48(d)         .50(d)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**                    N/A              N/A            N/A             N/A              N/A            .52
Ratio of net investment income
   to average net assets (%)**            3.16(b)          3.88           5.74(a)         6.67             6.56           5.89
Portfolio turnover (%)                   17.13            67.33          87.55           31.80            23.68          11.53

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
** For the six-month period ended January 31, 2004, average net assets were $391,540,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(d) The Manager voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's average net assets through December 1, 2000.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23426-0304                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.